EXPLORATION AND EVALUATION PROPERTY	12 Months Ended
Mar. 31, 2023
Disclosure Of Exploration And Evaluation Property [Abstract]
EXPLORATION AND EVALUATION PROPERTY [Text Block]

8. EXPLORATION AND EVALUATION PROPERTY

The 100%-owned Albany Graphite Deposit (the "Albany Property") is located in Northern Ontario, Canada. During the year ended March 31, 2013, the Company reached an agreement with the optionor pursuant to the following terms and conditions:

a) The Company will issue to the optionor a total of 1,250,000 common shares. Total shares remaining to be issued are 750,000 common shares valued at $472,500 based on their fair market value on the date of the agreement;

b) The Company granted the optionor a net smelter return royalty of 0.75% on the 4F claim block, of which 0.5% can be purchased at any time for $500,000; and

c) The agreement provides a clawback right that allows the optionor to reduce the Company's interest in the other claims to 30% subsequent to the exercise of the second option by giving notice within 30 days that the optionor intends to commence sole funding up to completion of a feasibility study within 48 months and within 30 days deliver a payment of $27,500,000.

Albany Property

$
(Restated)
(Note 23)
Balance at March 31, 2021	26,159,729
Expenditures	512,206
Impairment	(19,671,935)
Balance at March 31, 2022	7,000,000
Expenditures	-
Impairment	-
Balance at March 31, 2023	7,000,000

On September 30, 2021, as a result of the Company's change in business from a mining issuer to an industrial, technology, life sciences issuer, the Company conducted an impairment test and determined the recoverable amount of the exploration and evaluation property to be $7,000,000 (see note 23). Accordingly, the Company recognised an impairment charge on the exploration and evaluation property to reduce the carrying value to $7,000,000. The exploration and evaluation expenditures incurred up to the date of impairment were capitalized. After the date of impairment, exploration and evaluation expenditures incurred were recognised as an expense in the consolidated statements of loss and comprehensive loss as the exploration and evaluation assets were presented at management's estimate of their recoverable amount.

The recoverable amount of $7,000,000 was determined as the exploration and evaluation property's fair value less costs of disposal. The value of the exploration and evaluation property is categorised as Level 2 within the fair value hierarchy.

In February 2023, a new subsidiary corporation, Albany Graphite Corp. ("Albany"), was incorporated for the purpose of transferring the Albany Property. On February 13, 2023, a non-binding letter of intent was signed pursuant to which the Company and Albany agreed to negotiate a transaction involving the transfer of the Albany Property. On May 23, 2023, pursuant to the terms of the property purchase agreement dated April 24, 2023, the Company transferred to Albany the ownership of the Albany Graphite Project. As consideration for the transfer of the Albany Property, the Company received 59,999,900 common shares of Albany.